UNITED STATES
                     SECURITIES AND EXCHANGE COMMISSION
                            Washington, DC 20549
                                  FORM 13F

                            FORM 13F COVER PAGE

Report for the Quarter Ended: March 31, 2009

Check here if Amendment [ ]; Amendment Number:
This Amendment (check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:		Cutler Investment Counsel, LLC
Address:	3555 Lear Way
		Medford, OR  97504-9759

13F File number:

The Institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person signing this report on behalf of Reporting manager:

Name:	Carol S. Fischer
Title:	Chief Operating Officer
Phone:	541-770-9000
Signature, Place, and Date of Signing

     /s/ Carol S. Fischer     Medford, OR     April 28, 2009

Report Type (Check only one.):
[X]	13F Holdings Report.

[ ]	13F Notice.

[ ]	13F Combination Report.

List of other Managers Reporting for this Manager:  NONE

I am signing this report as required by the Securities Exchange Act of 1934.

                             FORM 13F SUMMARY PAGE


REPORT SUMMARY:

NUMBER OF OTHER INCLUDED MANAGERS:        0

FORM 13F INFORMATION TABLE ENTRY TOTAL:   45

FORM 13F INFORMATION TABLE VALUE TOTAL:   $70,348,000



LIST OF OTHER INCLUDED MANAGERS:

NO.   13F FILE NUMBER      NAME

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AMER EXPRESS                   COM              025816109     1185    86960 SH       SOLE                    86105
ARCHER-DANIELS-MID             COM              039483102     2586    93080 SH       SOLE                    92260
AT&T INC                       COM              00206R102     2288    90810 SH       SOLE                    89920
BECTON DICKINSON               COM              075887109     1993    29645 SH       SOLE                    29355
BRISTOL MYERS SQUIBB CO        COM              110122108     1505    68640 SH       SOLE                    67990
CATERPILLAR INC                COM              149123101     1426    51010 SH       SOLE                    50530
CHEVRON CORP                   COM              166764100     2997    44565 SH       SOLE                    44165
CONOCOPHILLIPS                 COM              20825C104     1723    43999 SH       SOLE                    43569
CONSOLIDATED EDISON COM        COM              209115104     3012    76045 SH       SOLE                    75295
DU PONT E I DE NEMOURS COM     COM              263534109     1984    88845 SH       SOLE                    87970
EMERSON ELECTRIC               COM              291011104     1776    62130 SH       SOLE                    61540
EXXON MOBIL CORP               COM              30231G102     3595    52794 SH       SOLE                    52389
HALLIBURTON                    COM              406216101     1668   107795 SH       SOLE                   106745
HOME DEPOT, INC.               COM              437076102     1995    84685 SH       SOLE                    83845
HONEYWELL INTL INC COM         COM              438516106     1408    50555 SH       SOLE                    50005
INTEL CORP                     COM              458140100     1742   115869 SH       SOLE                   114544
INTERNATIONAL BUS MACH COM     COM              459200101     3173    32745 SH       SOLE                    32435
JOHNSON & JOHNSON              COM              478160104     2444    46468 SH       SOLE                    46008
JPMORGAN CHASE & CO            COM              46625H100     1893    71225 SH       SOLE                    70535
KIMBERLY CLARK                 COM              494368103     2025    43910 SH       SOLE                    43500
MCGRAW-HILL                    COM              580645109     1513    66170 SH       SOLE                    65570
NATIONAL FUEL GAS              COM              636180101     2167    70645 SH       SOLE                    69945
NORDSTROM                      COM              655664100     1369    81755 SH       SOLE                    80965
NUCOR CORP COM                 COM              670346105     2117    55475 SH       SOLE                    54940
PEPSICO INC                    COM              713448108     2523    49005 SH       SOLE                    48565
PUBLIC SVC ENTERPRISE COM      COM              744573106      265     8990 SH       SOLE                     8990
SANMINA SCI CORP COM           COM              800907107        8    24875 SH       SOLE                    24875
SYSCO CORP                     COM              871829107     2047    89765 SH       SOLE                    88965
TENET HEALTHCARE CORP COM      COM              88033G100       13    10820 SH       SOLE                    10820
TEXAS INSTRUMENTS              COM              882508104     2160   130850 SH       SOLE                   129550
UNION PACIFIC                  COM              907818108     1508    36685 SH       SOLE                    36295
UNITED TECHNOLOGIES            COM              913017109     2170    50500 SH       SOLE                    50040
VERIZON COMMUNICATIONS INC     COM              92343V104     2559    84746 SH       SOLE                    83891
VULCAN MATLS CO COM            COM              929160109     2113    47715 SH       SOLE                    47245
WELLS FARGO                    COM              949746101     1342    94240 SH       SOLE                    93330
WYETH COM                      COM              983024100      510    11850 SH       SOLE                    11850
ALCATEL-LUCENT SPONSORED ADR   ADR              013904305       24    12640 SH       SOLE                    12640
ISHARES TR HIGH YLD CORP       OTHER            464288513      318     4696 SH       SOLE                     4696
VANGUARD BD INDEX FD SHORT TRM OTHER            921937827      379     4805 SH       SOLE                     4805
VANGUARD BD INDEX FD TOTAL BND OTHER            921937835      364     4716 SH       SOLE                     4716
WISDOMTREE TRUST EARNING 500 F OTHER            97717W588      607    21939 SH       SOLE                    21939
WISDOMTREE TRUST EMRG MKT HGHY OTHER            97717W315      430    13752 SH       SOLE                    13752
WISDOMTREE TRUST INTL LRGCAP D OTHER            97717W794      595    18711 SH       SOLE                    18711
WISDOMTREE TRUST MDCP EARN FUN OTHER            97717W570      453    17238 SH       SOLE                    17238
WISDOMTREE TRUST SMLCAP EARN F OTHER            97717W562      377    16106 SH       SOLE                    16106